July 20, 2011

VIA EDGAR

U.S. Securities and Exchange Commission 100 F St. N.E. Washington, D.C. 20549

RE:	ING Investors Trust

(File Nos. 33-23512; 811-05629)

Ladies and Gentlemen:

On behalf of ING Investors Trust and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement, dated June 30, 2011, to the Prospectuses dated April 29, 2011, for ING Core Growth and Income Portfolio (the “Portfolio”). The purpose of the filing is to submit the 497(e) filing dated June 30, 2011 in XBRL for the Portfolio.

If you have any questions concerning the attached filing, please contact Kim Springer at (480) 477-2674 or the undersigned at (480) 477-2650.

Regards,

/s/ Kristen Freeman

Kristen Freeman

Vice President and Counsel

ING Investment Management – ING Funds

7337 E Doubletree Ranch Rd	Tel: 480-477-3000
Scottsdale, AZ 85258-2034	Fax: 480-477-2700
www.ingfunds.com